Annual Total Returns[BarChart] - SA Franklin Small Company Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.22%)	17.90%	35.35%	0.02%	(7.48%)	30.91%	9.82%	(12.81%)	26.42%	5.22%